Information About Components of Consolidated Statements of Financial Position - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Other receivables, Current	$ 13,849,164	$ 34,657,383
Non-current
Other receivables, Non-current	664,493	27,887,034
Taxes [Member]
Current
Other receivables, Current	382,957	5,475,685
Non-current
Other receivables, Non-current		752,045
Insurance to be accrued [Member]
Current
Other receivables, Current	11,835	1,595,319
Other receivables - Joint ventures and associates (Note 13) [Member]
Current
Other receivables, Current	10,547,409	12,162,870
Non-current
Other receivables, Non-current	664,493	25,423,142
Prepayments to suppliers [Member]
Current
Other receivables, Current	114	7,236,905
Shareholders and other related parties (Note 17) [Member]
Current
Other receivables, Current	2,313,179	47,348
Governments grants receivable [Member]
Current
Other receivables, Current		608
Prepaid expenses and other receivables [Member]
Current
Other receivables, Current	33,448	3,736,808
Loans receivables [Member]
Current
Other receivables, Current		1,800,572
Miscellaneous [Member]
Current
Other receivables, Current	560,222	2,601,268
Non-current
Other receivables, Non-current		20,805
Other receivables [Member]
Non-current
Other receivables, Non-current		230,000
Reimbursements over exports [Member]
Non-current
Other receivables, Non-current		$ 1,461,042